Financial risk management - Credit risk exposures per credit quality of derivative assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Disclosure of Credit quality of derivative assets [Line Items]
Derivative assets	₩ 4,711,421	₩ 6,460,652	₩ 3,800,158
Grade 1
Disclosure of Credit quality of derivative assets [Line Items]
Derivative assets	4,264,499	5,941,421
Grade 2
Disclosure of Credit quality of derivative assets [Line Items]
Derivative assets	₩ 446,922	₩ 519,231